Long-Term Debt (Narrative) (Details) CAD in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Apr. 06, 2015 CAD	Mar. 31, 2015 USD ($)	Dec. 16, 2014 USD ($)	Apr. 28, 2014 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Apr. 06, 2015 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity											$ 2,350
Expiration Date - Line of Credit							Jul. 31, 2020
Line of Credit Facility, Amount Outstanding											650
Standby Fees							$ 11	$ 12	$ 14
Interest Expense, Debt							$ 497	509	460
Line of Credit Facility, Frequency of Payment and Payment Terms							no
Debt Instrument, Maturity Date	Jan. 18, 2018
Repayment of long-term debt							$ 1,302	2,152	$ 500
Discount Capitalized							$ 0
Current portion of long-term debt											0
Long-term Debt Carrying Value								7,340			5,363
Long-term Debt, Fair Value								7,788			4,630
Amortization Of Debt Remaining Life In Years							15 years
Line of Credit Facility, Expiration Period							5 years
5.90% Due December 1, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount												$ 700
Debt Instrument, Interest Rate, Stated Percentage	5.90%											5.90%
Debt Instrument, Maturity Date	Dec. 01, 2017
5.80% Due January 18, 2018 [Member]
Debt Instrument [Line Items]
Unsecured Debt | CAD										CAD 750
Debt Instrument, Repurchase Amount | CAD	CAD 750
Debt Instrument, Interest Rate, Stated Percentage	5.80%											5.80%
5.80% Due May 1, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Date				Apr. 28, 2014	Mar. 31, 2014
Debt Instrument, Repurchase Amount				$ 239	$ 792	$ 792
Debt Instrument, Repurchased Face Amount				232	768	768
Interest Expense, Debt					22
Consent payment				$ 7	2	2
2015 Early Debt Redemption [member]
Debt Instrument [Line Items]
Interest Expense, Debt		$ 165
Athlon Energy Inc [Member]
Debt Instrument [Line Items]
Interest Expense, Debt								125
Repayment of long-term debt								1,150
Liabilities, Fair Value Adjustment							$ 12
Athlon Energy Inc [Member] | $650 Million 6.00% Notes due May 1, 2022 [Member]
Debt Instrument [Line Items]
Repayments of Assumed Debt			$ 650
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Debt Instrument, Maturity Date			May 01, 2022
Athlon Energy Inc [Member] | $500 Million 7.375% Notes due April 15, 2021 [Member]
Debt Instrument [Line Items]
Repayments of Assumed Debt			$ 500
Debt Instrument, Interest Rate, Stated Percentage			7.375%
Debt Instrument, Maturity Date			Apr. 15, 2021
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding											210
Line of Credit Facility, Interest Rate During Period							1.87%
Commercial Paper [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding											$ 440
Line of Credit Facility, Interest Rate During Period							1.13%
Canadian Dollar [Member]
Debt Instrument [Line Items]
Unsecured Debt								647
Canadian Dollar [Member] | 5.80% Due January 18, 2018 [Member]
Debt Instrument [Line Items]
Unsecured Debt								647
Debt Instrument, Interest Rate, Stated Percentage	5.80%									5.80%	5.80%	5.80%
Debt Instrument, Maturity Date	Jan. 18, 2018						Jan. 18, 2018
United States Of America Dollars [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding								1,277			$ 650
Unsecured Debt								6,677			$ 5,350
United States Of America Dollars [Member] | 5.90% Due December 1, 2017 [Member]
Debt Instrument [Line Items]
Unsecured Debt								700				$ 700
Debt Instrument, Interest Rate, Stated Percentage	5.90%									5.90%	5.90%	5.90%
Debt Instrument, Maturity Date	Dec. 01, 2017						Dec. 01, 2017
United States Of America Dollars [Member] | 5.80% Due May 1, 2014 [Member]
Debt Instrument [Line Items]
Unsecured Debt					$ 1,000	$ 1,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						100.459%
Consent Payment per $1000 Principal Amount						2.50
Debt Instrument, Interest Rate, Stated Percentage					5.80%	5.80%
Debt Instrument, Maturity Date						May 01, 2014
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 4,500
Expiration Date - Line of Credit							Jul. 31, 2020
Maximum Number of Extensions Per Year | item							1
Maximum Period Of Years Line Of Credit Can Extended							5 years
Additional Period In Days Added To Extension							90 days
Issuance (repayment) of revolving long-term debt			$ 1,277
Shelf Prospectus [Member]
Debt Instrument [Line Items]
Shelf Prospectus Maximum Borrowing Capacity											6,000
Shelf Prospectus Remaining Borrowing Capacity											4,900
Debt Instrument, Maturity Date							Jul. 01, 2016
Parent Company [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											3,000
Canada [Member]
Debt Instrument [Line Items]
Unsecured Debt								$ 6,700			5,400
United States [Member] | Subsidiary Issuer [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 1,500